Debt Narrative (Details) (USD $) In Millions, unless otherwise specified				0 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 30, 2011 Senior Notes	Mar. 31, 2011 Term loan due March 30, 2016 Term Loan	Dec. 31, 2013 Term loan due March 30, 2016 Term Loan	Dec. 31, 2011 Term loan due March 30, 2016 Term Loan	Dec. 31, 2012 Term loan due March 30, 2016 Term Loan	Mar. 30, 2011 Term loan due March 30, 2016 Term Loan	Dec. 31, 2013 Term loan due March 30, 2016 Term Loan Minimum	Dec. 31, 2013 Term loan due March 30, 2016 Term Loan Maximum	Mar. 31, 2011 HII Credit Facility Revolving Credit Facility	Dec. 31, 2013 HII Credit Facility Revolving Credit Facility	Dec. 31, 2011 HII Credit Facility Revolving Credit Facility	Mar. 30, 2011 HII Credit Facility Revolving Credit Facility	Dec. 31, 2013 HII Credit Facility Revolving Credit Facility Minimum	Dec. 31, 2013 HII Credit Facility Revolving Credit Facility Maximum	Mar. 30, 2011 HII Credit Facility Letter of Credit	Mar. 30, 2011 HII Credit Facility Swingline Loan Subfacility	Dec. 31, 2013 HII Credit Facility Standby Letters of Credit	Mar. 30, 2011 HII Credit Facility Term Loan	Feb. 03, 2012 Unregistered Senior Notes Due March 15, 2018 Senior Notes	Mar. 11, 2011 Unregistered Senior Notes Due March 15, 2018 Senior Notes	Feb. 03, 2012 Unregistered Senior Notes Due March 15, 2021 Senior Notes	Mar. 11, 2011 Unregistered Senior Notes Due March 15, 2021 Senior Notes	Dec. 31, 2013 Senior Notes Due March 15, 2018 Senior Notes	Dec. 31, 2012 Senior Notes Due March 15, 2018 Senior Notes	Feb. 03, 2012 Senior Notes Due March 15, 2018 Senior Notes	Dec. 31, 2013 Senior Notes Due March 15, 2021 Senior Notes	Dec. 31, 2012 Senior Notes Due March 15, 2021 Senior Notes	Feb. 03, 2012 Senior Notes Due March 15, 2021 Senior Notes	Dec. 31, 2013 Mississippi Economic Development Revenue Bonds Due May 1, 2014 Bonds	Dec. 31, 2012 Mississippi Economic Development Revenue Bonds Due May 1, 2014 Bonds	Dec. 31, 2013 Gulf Opportunity Zone Industrial Development Revenue Bonds Due December 1, 2028 Bonds	Dec. 31, 2012 Gulf Opportunity Zone Industrial Development Revenue Bonds Due December 1, 2028 Bonds
Credit Facility
Debt instrument, face amount			$ 1,200					$ 575												$ 575		$ 600		$ 600			$ 600			$ 600
Term of debt instrument				5 years							5 years
Variable rate basis						LIBOR							LIBOR
Revolving credit facility														650			350	100
Spread on variable rate					2.00%				1.50%	2.50%		2.00%			1.50%	2.50%
Fee rate on unutilized balance												0.35%			0.25%	0.45%
Letters of credit issued but undrawn																			28
Revolver balance unutilized												622
Amortization expense as a percentage of balance
Amortization of term loan, year one					5.00%
Amortization of term loan, year two					5.00%
Amortization of term loan, year three					10.00%
Amortization of term loan, year four					15.00%
Amortization of term loan, year five					65.00%
First three quarterly payments during year 5					5.00%
Senior Notes [Abstract]
Debt instrument, face amount			1,200					575												575		600		600			600			600
Stated percentage																						6.875%		7.125%	6.875%	6.875%	6.875%	7.125%	7.125%	7.125%	7.81%	7.81%	4.55%	4.55%
Limit for dividend and stock buy-back programs	108
Parent ownership percentage of subsidiary guarantors	100.00%
Aggregate principal of notes repurchased																					600		600
Revenue Bonds [Abstract]
Long-term debt	1,779	1,830			474		525																		600	600		600	600		84	84	21	21
Fixed rate interest percentage																															7.81%		4.55%
Estimated fair value of long-term debt	1,897	1,974
Long-term Debt, Fiscal Year Maturity [Abstract]
2014	79
2015	108
2016	287
2017
2018	600
Thereafter	705
Long-term debt	$ 1,779	$ 1,830			$ 474		$ 525																		$ 600	$ 600		$ 600	$ 600		$ 84	$ 84	$ 21	$ 21